Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions
18. Provisions

TCHF	Contingent liabilities (i)	Legal and regulatory (ii)	Total
Balance at January 1, 2022	30,831	722	31,553
Reversal of provision	—	(622)	(622)
Payment upon reaching milestones	(12,120)	—	(12,120)
Unwinding of discount on provisions	1,308	—	1,308
Variation due to assumption adjustment	(8,892)	36	(8,856)
Foreign exchange difference	(260)	—	(260)

Balance at December 31, 2022	10,867	136	11,003

thereof current	2,958	136	3,094
thereof non-current	7,909	—	7,909

(i) Contingent liabilities
The Group recognized provisions of TCHF 10,867 for contingent payments that may become due to the former shareholders of APR and AdVita upon completion of pre-agreed
milestones. As a result of unfavorable changes in the estimated market potential and development programs for certain assets, the Group reevaluated its assessment for contingent payments related to those assets. Further information on these changes is disclosed in note 8.5. This led to a decrease in the estimated likelihood and payable amount for milestone achievements, resulting in a TCHF 8,892 reduction of the provision. The adjustment is recorded in ‘other gain’ in the 2022 income statement (note 21).
Contingent consideration for the acquisition of APR
As of December 31, 2022, remaining milestone payments under the acquisition agreement were (i) the execution of a definitive agreement for the commercialization of Sentinox
™
, (ii) the launch of Sentinox in the first of France, Germany, Spain, Italy, and the United Kingdom, and (iii) the launch of
RLF-TD011
in the first of France, Germany, Spain, Italy and the United Kingdom. Contingent payments aggregate to a maximum amount of CHF 28 million, in a combination of cash and Relief shares.
In October 2022, the commercial launch of PKU GOLIKE
®
in the U.S. marked the completion of a contractual milestone for which Relief issued a cash payment of CHF 2.8 million and CHF 4.2 million in Relief shares to the former shareholders of APR.
Contingent consideration for the acquisition of AdVita
As of December 31, 2022, remaining milestone payments under the acquisition agreement were (i) the approval in the U.S. or Europe of the inhaled form of aviptadil for the treatment of sarcoidosis or berylliosis, and (ii) the conduct of a phase II clinical study for the inhaled form of aviptadil in the treatment of checkpoint inhibitor-induced pneumonitis. Contingent payments aggregate to a maximum amount of EUR 10 million (CHF 9.9 million), in cash.

In April 2022, AdVita was issued a patent entitled, “Vasoactive Intestinal Peptide for the use in the treatment of drug-induced pneumonitis,” which triggered a milestone payment of EUR 5 million (TCHF 5,120) in cash from Relief to the former shareholders of AdVita.
Provisioned amounts are calculated at the end of each reporting period by determining the probability-weighted present value of potential payments. As of December 31, 2022, probabilities ranged from 15% to 90% based on the estimated likelihood of completion for each underlying milestone. These probabilities are consistent with those estimated for the impairment test conducted for intangible assets and goodwill (note 8.5). Time to completion of each milestone ranged from approximately one year to six years. A discount rate of 5% was determined based on the estimated time value of comparable liabilities, excluding risks factored into the probabilities of success.
(ii) Legal and regulatory proceedings
In June 2021, SIX Exchange Regulation AG initiated an investigation against the Company due to a potential violation of the rules on ad-hoc
publicity. As part of the investigation, SIX Exchange Regulation AG is examining whether there has been an actual violation of the regulations. The provision of TCHF 136 reflects management’s best estimate of the most likely outcome and is subject to uncertainty. It is expected to be paid within the next 12 months.
As of December 31, 2021, a subsidiary of the Group was party to a legal proceeding for the payment to a third party of TCHF 622. The claim was acquired in a business combination in 2021 and was entirely provisioned as of December 31, 2021. An indemnification asset of the same amount was recorded on the balance sheet as of December 31, 2021. In 2022, the claim was settled between the parties at no cost for the Group and the legal procedure was closed. The provision and the indemnification asset were derecognized from the balance sheet.